Stock Options and Warrants - Summary of Changes in Options Outstanding and Related Exercise Prices (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	23,694,693	23,377,132
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 5 months 27 days	6 years 10 months 21 days
Options Outstanding, Weighted Average Exercise Price	$ 0.96	$ 0.99
Options Exercisable and vested, Number Exercisable	17,914,518	15,407,902
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	6 years 7 days	6 years 3 months 26 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 0.96	$ 0.95
$0.22-$0.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 0.22	$ 0.22
Options Outstanding Exercise Prices, Upper Range Limit	$ 0.50	$ 0.50
Options Outstanding, Number Outstanding	5,198,300	4,080,800
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 3 months 22 days	7 years 4 months 28 days
Options Outstanding, Weighted Average Exercise Price	$ 0.37	$ 0.41
Options Exercisable and vested, Number Exercisable	2,612,100	2,239,220
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	5 years 6 months 22 days	5 years 10 months 10 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 0.42	$ 0.43
$0.51-$0.75 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 0.51	$ 0.51
Options Outstanding Exercise Prices, Upper Range Limit	$ 0.75	$ 0.75
Options Outstanding, Number Outstanding	9,265,293	9,365,293
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 2 months 5 days	6 years 11 months 12 days
Options Outstanding, Weighted Average Exercise Price	$ 0.62	$ 0.62
Options Exercisable and vested, Number Exercisable	8,363,918	6,782,943
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	6 years 1 month 24 days	6 years 10 months 24 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 0.62	$ 0.62
$0.76-$1.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 0.76	$ 0.76
Options Outstanding Exercise Prices, Upper Range Limit	$ 1.00	$ 1.00
Options Outstanding, Number Outstanding	1,895,000	2,539,939
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 9 months 7 days	3 years 4 months 17 days
Options Outstanding, Weighted Average Exercise Price	$ 0.98	$ 0.99
Options Exercisable and vested, Number Exercisable	1,791,000	2,399,939
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	3 years 6 months 7 days	3 years 26 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 0.99	$ 1.00
$1.01-$1.25 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 1.01	$ 1.01
Options Outstanding Exercise Prices, Upper Range Limit	$ 1.25	$ 1.25
Options Outstanding, Number Outstanding	335,000	355,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 7 months 2 days	8 years 4 months 2 days
Options Outstanding, Weighted Average Exercise Price	$ 1.10	$ 1.10
Options Exercisable and vested, Number Exercisable	253,600	227,900
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	7 years 7 months 2 days	8 years 4 months 2 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 1.10	$ 1.10
$1.26-$1.50 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 1.26	$ 1.26
Options Outstanding Exercise Prices, Upper Range Limit	$ 1.50	$ 1.50
Options Outstanding, Number Outstanding	1,171,100	1,206,100
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	6 years 4 months 13 days	7 years 1 month 17 days
Options Outstanding, Weighted Average Exercise Price	$ 1.31	$ 1.31
Options Exercisable and vested, Number Exercisable	926,700	777,100
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	6 years 2 months 27 days	6 years 10 months 17 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 1.32	$ 1.33
$1.51-$3.20 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding Exercise Prices, Lower Range Limit	$ 1.51	$ 1.51
Options Outstanding Exercise Prices, Upper Range Limit	$ 3.20	$ 3.20
Options Outstanding, Number Outstanding	5,830,000	5,830,000
Options Outstanding, Weighted Average Remaining Contractual Life (Years)	7 years 29 days	7 years 9 months 29 days
Options Outstanding, Weighted Average Exercise Price	$ 1.94	$ 1.94
Options Exercisable and vested, Number Exercisable	3,967,200	2,980,800
Options Exercisable and vested, Weighted Average Remaining Contractual Life (Years)	7 years	7 years 8 months 9 days
Options Exercisable and vested, Weighted Average Exercise Price	$ 1.95	$ 1.97